INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax Rate	21.00%	35.00%
Operating Loss Carryforward	$ 1,013,406	$ 1,055,378
Deferred Tax Assets	0	0
Hong Kong [Member]
Operating Loss Carryforward	$ 34,270	$ 21,108
Income Tax Rate Description	the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%
United States of America incurred [Member]
Operating Loss Carryforward	$ 4,661,451
Operating Loss Carryforwards, Expire	2041
Deferred Tax Assets	$ 978,905